UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23480

StepStone Private Markets

(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 880

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 880

Charlotte, NC 28202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1.	Reports to Stockholders.

StepStone Private Markets

(formerly Conversus StepStone Private Markets)

Consolidated Financial Statements

September 30, 2022

Semi-Annual Report

StepStone Private Markets

Semi-Annual Report

For the Six Months Ended September 30, 2022

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonepw.com/sprim-documents; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2022 (unaudited)

Investment Funds(a)(b)(c) — 65.4%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value

Cortland Growth and Income, L.P.	04/01/2022	Real Assets	North America	17,781	$31,361,566
Franklin BSP Lending Corporation (f)	03/31/2022	Private Debt	North America	2,896,619	21,492,912
Encore Consumer Capital Fund III, L.P. (f)(g)	06/30/2022	Private Equity	North America		19,389,753
Roark Capital Partners CF LP (e)(f)	08/26/2022	Private Equity	North America		18,915,101
WestCap Strategic Operator US Feeder Fund, L.P. (f)	04/13/2022	Private Equity	North America		17,226,161
Clearlake Capital Partners VI (Offshore), LP (f)	09/29/2022	Private Equity	North America		15,683,800
Pegasus WSJLL Fund, L.P. (f)	12/14/2021	Private Equity	North America		14,006,347
Green Equity Investors VII, L.P. (f)(g)	06/30/2022	Private Equity	North America		11,855,391
Blue Point Capital Partners IV, L.P. (f)(h)	06/30/2022	Private Equity	North America		11,785,537
Riverside Micro-Cap Fund IV-A, L.P. (f)	12/31/2021	Private Equity	North America		11,679,505
Hellman & Friedman Capital Partners IX, L.P. (f)(h)	06/30/2022	Private Equity	North America		11,222,932
Kelso Breathe Investor (DE), L.P. (f)	02/11/2021	Private Equity	North America		9,039,617
Tiger Global Private Investment Partners XV Feeder, L.P. (f)(i)	03/23/2022	Private Equity	North America		7,965,816
CD&R Value Building Partners I, L.P.	12/17/2021	Private Equity	North America		7,560,716
WestCap Strategic Operator Offshore Feeder, L.P. (f)(h)	04/13/2022	Private Equity	North America		7,499,388
Trive Capital Fund III LP (j)	12/31/2021	Private Equity	North America		7,492,954

West Street Real Estate Secondary Partners B, L.P. (k)	12/10/2021	Real Assets	North America		7,459,568
OceanSound Partners Fund, LP (f)(h)(i)	02/28/2022	Private Equity	North America		7,389,697
Global Infrastructure Partners II-C, L.P.	06/30/2021	Real Assets	North America		6,767,837
Audax Private Equity Fund IV CF, L.P. (f)	12/24/2020	Private Equity	North America		6,748,966
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	10/01/2021	Real Assets	North America		6,551,964
Green Equity Investors Offshore Fund VII, L.P. (f)	09/30/2022	Private Equity	North America		6,301,944
Vector Capital V, L.P. (f)	12/31/2021	Private Equity	North America		6,293,052

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2022 (unaudited)

Investment Funds(a)(b)(c) — 65.4%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Clayton, Dubilier & Rice Fund X, L.P. (g)	12/31/2021	Private Equity	North America		$5,869,987
Webster Equity Partners III-A, L.P. (f)	04/29/2021	Private Equity	North America		5,829,274
TPG Partners VIII, L.P. (h)	06/30/2022	Private Equity	North America		5,221,866
Valar Co-Invest 1 LP (e)(f)(l)	12/29/2020	Private Equity	North America		5,148,229
AHP Fund II PV Feeder L.P.	12/28/2020	Private Equity	North America		4,868,197
HPH II International FF, LP (f)	07/12/2021	Private Equity	North America		4,790,034
THL HT Parallel SPV, L.P. (f)	11/30/2020	Private Equity	North America		4,016,496
Westview Capital Partners III, L.P. (f)(g)	12/31/2021	Private Equity	North America		3,948,691
Album MSL-C, L.P. (e)(f)	04/21/2022	Private Equity	North America		3,916,008
Excellere Capital Fund II, L.P. (f)	04/01/2021	Private Equity	North America		3,896,305
Imaginary I Opportunity, L.P. (f)(i)	04/21/2022	Private Equity	North America		3,800,550
Catterton Partners VII, LP (f)	12/31/2021	Private Equity	North America		3,798,402
Green Equity Investors VIII, L.P. (f)(g)	06/30/2022	Private Equity	North America		3,687,223
JFL-NG Continuation Fund, L.P. (f)	10/27/2021	Private Equity	North America		3,394,552
Berkshire Fund IX, L.P. (k)	09/04/2021	Private Equity	North America		3,363,834
OHCP V GA COI, L.P. (f)	12/16/2020	Private Equity	North America		3,362,289
Patriot SPV, L.P. (f)	03/18/2021	Private Equity	North America		3,332,796
Thoma Bravo Fund XI-A, L.P.	01/01/2022	Private Equity	North America		3,269,308
Harvest Partners VI, L.P. (f)(j)	03/31/2021	Private Equity	North America		3,179,158
Green Equity Investors Offshore Fund VIII, L.P. (f)	09/30/2022	Private Equity	North America		3,169,604
Stripes Continuation Feeder Fund, LP (f)	10/29/2021	Private Equity	North America		3,012,241
Blue Point Capital Partners III, L.P. (f)(h)	06/30/2022	Private Equity	North America		2,957,261
Berkshire Fund VIII, L.P. (f)(k)	09/04/2021	Private Equity	North America		2,739,692
AHP Fund I PV Feeder L.P.	12/28/2020	Private Equity	North America		2,736,863
Apollo Overseas Partners IX, L.P. (g)	01/01/2022	Private Equity	North America		2,736,823
Riverside Micro-Cap Fund IV B A, L.P. (f)	12/31/2021	Private Equity	North America		2,729,991
Oak Hill Capital Partners V, L.P. (f)	01/29/2021	Private Equity	North America		2,727,761
Fulcrum Capital Partners V, LP	12/31/2021	Private Equity	North America		2,351,938
Pine Brook Capital Partners II, L.P. (g)	12/31/2020	Private Equity	North America		2,263,570
TA Atlantic and Pacific VII-B L.P. (g)	12/31/2020	Private Equity	North America		2,210,133
Gryphon Partners IV, L.P. (f)	12/31/2021	Private Equity	North America		2,145,774
Trive Capital Fund III-A, LP	12/31/2021	Private Equity	North America		2,046,401
Apollo Overseas Partners (Delaware 892) VIII, L.P. (g)	04/01/2021	Private Equity	North America		1,858,582
Riverside Capital Appreciation Fund VI, L.P. (f)	12/31/2021	Private Equity	North America		1,858,066
SPC Partners IV, L.P. (f)(h)	03/31/2021	Private Equity	North America		1,720,299
Thoma Bravo Special Opportunities Fund II-A, L.P.	01/01/2022	Private Equity	North America		1,620,134
Vista Equity Endeavor Fund I-A, L.P. (f)	01/01/2022	Private Equity	North America		1,438,701
Sterling Investment Partners III, L.P. (f)(g)	01/01/2021	Private Equity	North America		1,425,994
Trive Structured Capital Fund I-A L.P.	06/21/2022	Private Equity	North America		1,378,173
Jade Equity Investors Offshore Fund, L.P. (f)	09/30/2022	Private Equity	North America		1,339,324

Trive Capital Fund II (Offshore) LP	12/31/2021	Private Equity	North America		1,315,248
Ampersand CF Limited Partnership (f)	11/13/2020	Private Equity	North America		1,304,866
PTEV, L.P. (f)(k)	12/30/2021	Private Equity	North America		1,263,271
Tailwind Capital Partners II (Cayman) L.P. (f)	12/31/2020	Private Equity	North America		1,145,613
FFL Parallel Fund IV, L.P. (g)	01/01/2021	Private Equity	North America		1,028,304
L Catterton VIII Offshore, LP (f)	12/31/2021	Private Equity	North America		949,419
Blackstone Capital Partners VI L.P. (g)	01/01/2021	Private Equity	North America		941,186
Apollo Natural Resources Partners II, L.P. (g)	04/01/2021	Private Equity	North America		714,596

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2022 (unaudited)

Investment Funds(a)(b)(c) — 65.4%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Gridiron Capital Fund II, L.P. (f)(h)	04/01/2021	Private Equity	North America		$644,447
Worldview Technology Partners IV, L.P. (f)(g)	04/01/2021	Private Equity	North America		613,945
Berkshire Fund X, L.P. (f)(k)	09/04/2021	Private Equity	North America		504,538
Madison Dearborn Capital Partners VIII-C, L.P. (f)	03/12/2021	Private Equity	North America		474,059
Water Street Healthcare Partners II, L.P. (f)	04/01/2021	Private Equity	North America		439,178
AEA Investors Fund V LP (f)(g)	12/31/2020	Private Equity	North America		395,255
Littlejohn Fund IV-A, L.P. (f)(g)	12/31/2020	Private Equity	North America		342,286
Trive Capital Fund IV-A LP (f)	05/16/2022	Private Equity	North America		339,954
LLR Equity Partners III, L.P. (f)(h)	04/02/2021	Private Equity	North America		230,470
SPC Partners V, L.P. (g)	12/31/2020	Private Equity	North America		224,219
Saw Mill Capital Investors, L.P. (f)(j)	04/09/2021	Private Equity	North America		193,630
TPG Growth II, L.P. (f)(h)	04/09/2021	Private Equity	North America		181,467
Trive Capital Fund I (Offshore) LP (f)	12/31/2021	Private Equity	North America		169,100
Apollo Natural Resources Partners, L.P. (g)	04/01/2021	Private Equity	North America		139,417
ABRY Partners VI, L.P. (f)(h)	03/31/2021	Private Equity	North America		121,993
Gores Capital Partners III, L.P. (g)	01/01/2021	Private Equity	North America		99,987
Odyssey Investment Partners Fund IV, LP (f)	04/01/2021	Private Equity	North America		94,785
Apollo Overseas Partners (Delaware 892) VII, L.P. (g)	04/01/2021	Private Equity	North America		65,766
Gridiron Strategic Advisors Fund, L.P. (f)(h)	04/01/2021	Private Equity	North America		28,832
Clearview Capital Fund II, L.P. (f)(h)	03/31/2021	Private Equity	North America		26,662
TowerBrook Investors III (Parallel), L.P. (f)	12/31/2020	Private Equity	North America		24,931
ABRY Senior Equity III, L.P. (f)(h)	03/31/2021	Private Equity	North America		23,251
Riverside Fund IV, L.P. (f)(j)	04/09/2021	Private Equity	North America		16,942
Blue Point Capital Partners V, L.P. (f)(h)(x)	06/30/2022	Private Equity	North America		—
Encore Consumer Capital Fund IV, L.P. (f)(x)	06/30/2022	Private Equity	North America		—
Green Equity Investors IX, L.P. (f)(g)(x)	06/30/2022	Private Equity	North America		—

Total North America — 53.8%					410,908,665

Ufenau Continuation 3, SLP (f)(g)	04/14/2022	Private Equity	Europe		12,927,114
EQT IX (NO.2) EUR SCSp (f)(g)	07/06/2022	Private Equity	Europe		11,102,274
VIP SIV I LP (f)	05/06/2022	Private Equity	Europe		7,577,369
InfraRed Infrastructure V (1) LP (f)	06/29/2022	Real Assets	Europe		7,372,121
Sixth Cinven Fund (No. 3) Limited Partnership (h)	10/30/2020	Private Equity	Europe		5,670,600
EQT VIII (NO.2) SCSp (f)(g)	07/06/2022	Private Equity	Europe		5,613,707
Advent International GPE VIII-H Limited Partnership (f)(g)	12/31/2021	Private Equity	Europe		4,161,986

Growth Capital Partners Fund V LP (h)(i)	04/14/2022	Private Equity	Europe		3,686,017
Fifth Cinven Fund (No. 1) Limited Partnership (f)(h)	10/30/2020	Private Equity	Europe		1,907,149
DFI European Value-Add Fund II (h)	07/12/2021	Real Assets	Europe		816,517
Astorg IQ-EQ Fund (f)	12/31/2021	Private Equity	Europe		709,108
Kitty Hawk Capital Partners IV (Euro Feeder I) L.P. (f)(h)	07/12/2021	Real Assets	Europe		542,132

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2022 (unaudited)

Investment Funds(a)(b)(c) — 65.4%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
LQG JV Landmark Portfolio GmbH & Co KG (f)(h)	07/12/2021	Real Assets	Europe		$504,142
Advent International GPE VII-E Limited Partnership (f)(g)	12/31/2021	Private Equity	Europe		492,316
WREP#2 Luxco S.à r.l. (f)(h)	07/12/2021	Real Assets	Europe		487,292
Equistone Partners Europe Fund IV (f)	12/31/2020	Private Equity	Europe		375,299
Eurostone SRIO II S.C.A (f)(h)	07/12/2021	Real Assets	Europe		162,752
Harbert European Real Estate Fund III, L.P. (h)	07/12/2021	Real Assets	Europe		39,672

Total Europe — 8.4%					64,147,567

NewQuest Asia Fund IV HH, L.P. (f)	04/25/2022	Private Equity	Asia		11,111,505
Vertex IV CF L.P. (f)	01/04/2022	Private Equity	Middle East		6,455,010
Eve One Fund II L.P. (f)(i)	03/11/2022	Private Equity	Asia		5,993,688
Carlyle MENA Partners, L.P. and Parallel Vehicles (g)	01/01/2021	Private Equity	Middle East		634,652
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles (g)	01/01/2021	Private Equity	Latin America		506,837

Total Rest of World — 3.2%					24,701,692

Total Investment Funds — 65.4% (Cost $446,427,894)					$499,757,924

Co-Investments(a)(b)(c) — 14.1%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value

Ares CARS Co-Invest, L.P.	05/26/2022	Real Assets	North America	(m)	$19,365,709
MH Fund II Co-Invest, LP (k)	03/23/2021	Real Assets	North America	(n)	6,578,506
Apple Co-Invest L.P. (f)	09/20/2021	Real Assets	North America	(o)	5,691,147
Decisions, LLC (e)(f)(j)	12/28/2020	Private Equity	North America	1,718,769	4,733,780
Palms Co-Investment Partners, L.P. (f)	06/03/2022	Private Equity	North America	(o)	4,673,677
Pegasus Coinvestors LP (j)	10/05/2021	Real Assets	North America	(p)	3,748,556
THL Fund IX Investors (Beacon), L.P. (e)(f)	05/05/2021	Private Equity	North America	(o)	3,729,957
MPP KKC Holdings, LLC (e)(f)(k)	11/10/2021	Private Equity	North America	3,000,000	3,000,000
BPCP Speedstar Acquisition, LLC (e)(k)	01/20/2021	Private Equity	North America	1,900	2,641,412
TPG VIII Merlin CI II, L.P.	07/30/2021	Private Equity	North America	(o)	2,640,208
Cinven Discovery Limited Partnership (e)(f)	09/22/2022	Private Equity	North America	(q)	2,399,507
WP Irving Co-Invest, L.P. (f)	04/11/2022	Private Equity	North America	(o)	2,345,907
Mosyle Corporation - Series B-2 (e)(f)	04/21/2022	Private Equity	North America	45,010	1,083,980
JF Lehman Equity Investors V, L.P. (f)(x)	08/04/2022	Private Equity	North America	(o)	—

Total North America — 8.2%					62,632,346

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2022 (unaudited)

Co-Investments(a)(b)(c) — 14.1%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value

Kindred Capital Co-Invest I LP (e)(f)	04/26/2022	Private Equity	Europe	(r)	$15,125,016
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	04/25/2022	Real Assets	Europe	(s)	12,747,346
Palace Co-Invest, SLP (e)(f)	08/07/2021	Real Assets	Europe	(t)	7,836,180
Triton C Investment A L.P. (f)	03/29/2022	Private Equity	Europe	(o)	4,338,852
BC Partners Defender Co-Investment L.P. (f)	09/10/2021	Private Equity	Europe	(u)	2,868,248
Enak Aggregator Limited Partnership (f)	01/18/2022	Private Equity	Europe	(o)	2,488,057

Total Europe — 5.9%					45,403,699

Total Co-Investments — 14.1% (Cost $103,474,674)					$108,036,045

Co-Investments(c) — Direct Debt — 0.5%

Name	Rate	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value

Hao Tian Asia Investment Co Ltd. Facility A (h)	10.65%	06/04/2021	10/11/2024	Mezzanine	$3,319,455	$3,289,885
Hao Tian Asia Investment Co Ltd. Facility B (h)	10.65%	06/04/2021	10/11/2024	Mezzanine	420,565	420,565

Total Co-Investments — Direct Debt — 0.5% (Cost $4,658,653)						$3,710,450

Cash Equivalent — 24.3%

Name	Asset Class	Geographic Region(d)	Shares	Fair Value

First American Government Obligations Fund, Class X 2.78%(v)(w)	Cash Equivalent	North America	186,718,196	$186,718,196

Total Cash Equivalent — 24.4% (Cost $186,718,196)				$186,718,196

Total Investments — 104.4% (Cost $741,279,417)				$798,222,615

Other Assets and Liabilities, Net — (4.4)%				(33,615,340)

Net Assets — 100.0%				$764,607,275

(a)	Investment does not issue shares, unless shares are listed.
(b)	Investment funds and co-investments are not redeemable and the final distribution date is not known at this time.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Schedule of Investments

September 30, 2022 (unaudited)

(c)

Private assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of September 30, 2022, was $611,504,419 or 80.0% of net assets. As of September 30, 2022, the aggregate cost of each investment restricted to sale was $30,654,749, $18,412,804, $16,695,703, $18,915,101, $16,398,876, $14,752,870, $12,853,588, $11,258,139, $9,886,819, $11,407,653, $11,400,884, $4,681,357, $8,333,794, $8,471,870, $7,385,717, $4,886,270, $5,154,439, $5,986,058, $10,029,429, $4,884,805, $6,206,189, $5,853,529, $4,443,230, $5,093,491, $3,826,574, $5,118,174, $2,700,000, $3,739,585, $4,293,967, $2,046,849, $3,583,047, $3,916,008, $4,072,410, $3,000,000, $4,909,764, $3,525,655, $2,360,204, $3,092,829, $2,457,173, $2,435,877, $4,309,603, $2,042,489, $3,074,090, $2,875,667, $2,260,466, $2,604,557, $2,532,572, $2,193,147, $1,924,556, $2,279,094, $1,845,837, $1,311,435, $489,117, $1,636,546, $1,425,531, $1,622,113, $1,652,261, $1,271,330, $1,848,759, $821,647, $814,133, $1,414,791, $1,225,788, $1,030,670, $919,287, $1,556,512, $938,501, $785,420, $919,908, $759,369, $486,626, $540,707, $290,794, $403,564, $440,167, $540,828, $1, $75,461, $358,410, $301,587, $174,527, $171,758, $168,370, $136,904, $1, $152,768, $1, $0, $0, $258,960, $782,874, $107,310, $55,651, $9,997, $0, $0, $0, $14,408,667, $11,318,689, $8,606,086, $6,698,708, $3,852,096, $5,892,531, $3,933,011, $3,246,429, $1,190,211, $982,807, $517,283, $371,535, $932,694, $839,317, $251,986,$267,149, $65,596, $1, $6,629,612, $4,689,614, $6,000,000, $37,639, $728,291, $19,447,749, $5,934,777, $5,173,770, $2,700,000, $4,674,082, $3,455,422, $2,486,950, $3,000,000, $1,900,000, $0, $2,399,507, $2,348,595, $1,083,980, $0, $15,125,016, $13,524,717, $9,370,425, $4,912,115, $3,061,767, $2,875,802, $4,172,358, $486,295, respectively, totaling $554,561,221.

(d)	Geographic region generally reflects the location of the Investment Manager.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Non-income producing.
(g)	Security is held by SPRIM Cayman II LLC.
(h)	Security is held by SPRIM Cayman LLC.
(i)	Seasoned primary investment.
(j)	Security is held by SPRIM LLC — Series B.
(k)	Security is held by SPRIM LLC — Series A.
(l)	Partnership is invested solely in Wise plc listed on the London Stock Exchange effective July 7, 2021.
(m)	As of September 30, 2022, SPRIM owns 10.50% of this limited partnership.
(n)	As of September 30, 2022, SPRIM LLC - Series A owns 2.15% of this limited partnership.
(o)	As of September 30, 2022, SPRIM owns less than 1% of this limited partnership.
(p)	As of September 30, 2022, SPRIM LLC - Series B owns 1.22% of this limited partnership.
(q)	As of September 30, 2022, SPRIM owns 1.01% of this limited partnership.
(r)	As of September 30, 2022, SPRIM owns 1.20% of this limited partnership.
(s)	As of September 30, 2022, SPRIM owns 8.90% of this limited partnership.
(t)	As of September 30, 2022, SPRIM owns 1.78% of this limited partnership.
(u)	As of September 30, 2022, SPRIM owns 1.32% of this limited partnership.
(v)	The rate reported is the 7-day effective yield at the period end.
(w)	The audited statements of the fund can be found at sec.gov.
(x)	Investment has been committed to but has not been funded by the Fund.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Statement of Assets and Liabilities

September 30, 2022 (unaudited)

Assets:
Investments, at fair value (Cost $554,561,221)	$611,504,419
Cash and cash equivalents	186,729,850
Cash denominated in foreign currency (Cost $8,120,075)	7,556,041
Cash held in escrow	62,872,566
Dividend and interest receivable	422,343
Deferred tax asset	190,594
Due from feeder	176,547
Distributions receivable from investments	92,462
Other assets	171,744

Total Assets	869,716,566

Liabilities:
Revolving credit facility	–
Less deferred debt issuance costs	(1,190,642)

Revolving credit facility less deferred debt issuance costs	(1,190,642)
Subscriptions received in advance	62,872,566
Payable for investments purchased	34,953,103
Payable for shares repurchased	3,636,542
Deferred tax liability	3,170,092
Management fees payable	883,788
Professional fees payable	433,507
Commitment fees payable	140,000
Trustees’ fees payable	40,413
Other accrued expenses	169,922

Total Liabilities	105,109,291

Commitments and Contingencies (see Note 7)
Net Assets	$764,607,275

Net Assets Consist of:
Paid-in capital	$694,480,316
Total distributable earnings	70,126,959

Net Assets	$764,607,275

Class I:
Net Assets	$723,640,602
Outstanding Shares	16,729,144

Net Asset Value Per Share*	$43.26

Class D:
Net Assets	$21,746,146
Outstanding Shares	503,659

Net Asset Value Per Share*	$43.18

Class S:
Net Assets	$17,896,320
Outstanding Shares	414,893

Net Asset Value Per Share*	$43.13

Class T:
Net Assets	$1,324,207
Outstanding Shares	30,746

Net Asset Value Per Share*	$43.07

* Net Asset Value Per Share is calculated utilizing non-rounded Outstanding Shares.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Statement of Operations

For the Six Months Ended September 30, 2022 (unaudited)

Investment Income:
Interest income	$222,946
Dividend income (net of taxes withheld of $542,286)	4,896,468

Total Investment Income	5,119,414

Expenses:
Management fees	4,439,718
Amortization of deferred investment costs	665,198
Professional fees	458,673
Revolving credit facility fees and expenses (1)	390,148
Administration fees	363,999
Tax expense	105,633
Transfer agent fees	103,413
Trustees’ fees	81,953
Amortization of offering costs	61,460
Distribution and shareholder servicing fees (Class D)	17,554
Distribution and shareholder servicing fees (Class S)	29,294
Distribution and shareholder servicing fees (Class T)	3,649
Other expenses	168,409

Total Expenses	6,889,101
Adviser expense recoupment	950,627

Net Expenses	7,839,728

Net Investment Loss	(2,720,314)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency:
Net realized gain distributions from investments and foreign currency transactions	6,735,609
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	902,979

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	7,638,588

Net Increase in Net Assets Resulting from Operations	$4,918,274

(1) Includes amortization of debt issuance costs, commitment fees and interest expense.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Net Increase in Net Assets Resulting from Operations:
Net investment loss	$(2,720,314)	$ (3,100,812)
Net realized gain distributions from investments and foreign currency transactions	6,735,609	21,405,045
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	902,979	38,388,446

Net Increase in Net Assets Resulting from Operations	4,918,274	56,692,679

Distributions from Distributable Earnings:
Class I	(4,247,763)	(3,738,377)
Class D	(130,352)	(122,959)
Class S	(16,422)	(967)
Class T	(6,635)	(2,817)

Total Distributions from Distributable Earnings	(4,401,172)	(3,865,120)

Capital Transactions (see Note 8):
Class I:
Proceeds from shares issued	278,294,471	311,689,416
Reinvestment of distributions	3,115,820	1,842,496
Repurchase of shares	(3,689,678)	—
Class D:
Proceeds from shares issued	6,981,220	8,030,407
Reinvestment of distributions	85,638	79,598
Repurchase of shares	(252,537)	—
Class S:
Proceeds from shares issued	17,966,000	—
Reinvestment of distributions	15,805	777
Repurchase of shares	—	—
Class T:
Proceeds from shares issued	830,624	386,000
Reinvestment of distributions	5,988	1,260
Repurchase of shares	—	—

Net Increase in Net Assets Resulting from Capital Transactions	303,353,351	322,029,954

Total Increase in Net Assets	303,870,453	374,857,513

Net Assets:
Beginning of period	460,736,822	85,879,309

End of period	$764,607,275	$ 460,736,822

Amounts designated as “—” are $0.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2022 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$4,918,274

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash used in Operating Activities:
Purchases of investments	(296,983,108)
Distributions received from investments	12,758,698
Redemption fee on repurchase of shares	(11,084)
Net realized gain distributions from investments and foreign currency transactions	(6,735,609)
Net change in unrealized (appreciation) depreciation on investments and foreign currency translation	(902,979)
Decrease in distributions receivable from investments	1,014,205
Decrease in due from feeder	244,856
Increase in dividend and interest receivable	(264,331)
Increase in deferred tax asset	(190,594)
Increase in other assets	(102,924)
Increase in payable for investments purchased	34,953,103
Increase in subscriptions received in advance	31,791,223
Increase in deferred tax liability	296,227
Increase in professional fees payable	104,340
Increase in management fees payable	336,751
Decrease in due to adviser	(106,858)
Decrease in trustees’ fees payable	(595)
Increase in commitment fees payable	73,732
Increase in other accrued expenses	11,403

Net Cash used in Operating Activities	(218,795,270)

Cash Flows from Financing Activities:
Distributions paid in cash	(1,820,874)
Proceeds from shares issued	304,072,315
Repurchase of shares	(294,589)
Amortization of debt issuance costs	(823,437)

Net Cash provided by Financing Activities	301,133,415

Effect of exchange rate changes on cash	(1,044,355)

Net Increase in Cash and Cash Equivalents, Cash Denominated in Foreign Currency and Cash Held in Escrow	81,293,790

Cash and Cash Equivalents, Cash Denominated in Foreign Currency and Cash Held in Escrow:
Beginning of period	175,864,667

End of period	$257,158,457

End of period balances
Cash and cash equivalents	186,729,850
Cash denominated in foreign currency	7,556,041
Cash held in escrow	62,872,566

End of period balance	$257,158,457

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$3,223,251
Cash paid during the period for commitment fees	$165,764
Non-cash distributions received from investments	$424,969

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Financial Highlights

Class I	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021 (1)
Net asset value per share, beginning of period	$43.07	$33.65	$25.00

Net increase in net assets resulting from operations:
Net investment loss(2)	(0.19)	(0.54)	(0.89)
Net realized gains and change in unrealized appreciation on investments and foreign currency translation(2)	0.70	10.44	9.54

Net increase in net assets resulting from operations	0.51	9.90	8.65

Distributions from net investment income	—	(0.23)	—
Distribution from capital gains	(0.32)	(0.25)	—

Total distributions	(0.32)	(0.48)	—

Net asset value per share, end of period	$43.26	$43.07	$33.65

Total Return†	1.18%	29.43%	34.60%††

Ratios and Supplemental Data
Net assets, end of period (thousands)	$723,641	$445,249	$81,122
Ratio of net expenses to average net assets	2.56%‡*	3.56%‡	6.05%*
Ratio of gross expenses to average net assets	2.24%^‡*	3.38%^‡	11.57%^*
Ratio of net investment loss to average net assets	(0.88)%*	(1.36)%	(5.85)%*
Portfolio turnover rate**	2.5%	25.3%	6.0%
Asset coverage ratio	N/A	N/A	4.29

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares or the sales load for the applicable share classes.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡

Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2022 and the fiscal year ended March 31, 2022, this amount was a tax expense of 0.04% (annualized) and 0.90% of average net assets, respectively.

^	Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.
*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Financial Highlights (continued)

Class D	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021 (1)
Net asset value per share, beginning of period	$43.03	$33.62	$25.00

Net increase in net assets resulting from operations:
Net investment loss(2)	(0.24)	(0.46)	(1.17)
Net realized gains and change in unrealized appreciation on investments and foreign currency translation(2)	0.71	10.31	9.79

Net increase in net assets resulting from operations	0.47	9.85	8.62

Distributions from net investment income	—	(0.19)	—
Distribution from capital gains	(0.32)	(0.25)	—

Total distributions	(0.32)	(0.44)	—

Net asset value per share, end of period	$43.18	$43.03	$33.62

Total Return†	1.09%	29.32%	34.48%††

Ratios and Supplemental Data
Net assets, end of period (thousands)	$21,746	$14,908	$4,623
Ratio of net expenses to average net assets	2.74%‡*	3.52%‡	7.72%*
Ratio of gross expenses to average net assets	2.42%^‡*	3.44%^‡	11.54%^*
Ratio of net investment loss to average net assets	(1.09)%*	(1.17)%	(7.47)%*
Portfolio turnover rate**	2.5%	25.3%	6.0%
Asset coverage ratio	N/A	N/A	4.29

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares or the sales load for the applicable share classes.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡

Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2022 and the fiscal year ended March 31, 2022, this amount was a tax expense of 0.04% (annualized) and 0.85% of average net assets, respectively.

^	Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.
*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Financial Highlights (continued)

Class S	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021 (1)
Net asset value per share, beginning of period	$43.07	$33.65	$25.00

Net increase in net assets resulting from operations:
Net investment loss(2)	(0.25)	(0.31)	(0.79)
Net realized gains and change in unrealized appreciation on investments and foreign currency translation(2)	0.63	10.21	9.44

Net increase in net assets resulting from operations	0.38	9.90	8.65

Distributions from net investment income	—	(0.23)	—
Distribution from capital gains	(0.32)	(0.25)	—

Total distributions	(0.32)	(0.48)	—

Net asset value per share, end of period	$43.13	$43.07	$33.65

Total Return†	0.88%	29.43%	34.60%††

Ratios and Supplemental Data
Net assets, end of period (thousands)	$17,896	$87	$67
Ratio of net expenses to average net assets	3.64%‡*	3.43%‡	5.44%*
Ratio of gross expenses to average net assets	3.55%^‡*	3.45%^‡	11.67%^*
Ratio of net investment loss to average net assets	(1.17)%*	(0.81)%	(5.27)%*
Portfolio turnover rate**	2.5%	25.3%	6.0%
Asset coverage ratio	N/A	N/A	4.29

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares or the sales load for the applicable share classes.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡

Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2022 and the fiscal year ended March 31, 2022, this amount was a tax expense of (0.21)% (annualized) and 0.72% of average net assets, respectively.

^	Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.
*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Consolidated Financial Highlights (concluded)

Class T	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021 (1)
Net asset value per share, beginning of period	$43.05	$33.65	$25.00

Net increase in net assets resulting from operations:
Net investment loss(2)	(0.36)	(0.88)	(0.79)
Net realized gains and change in unrealized appreciation on investments and foreign currency translation(2)	0.70	10.76	9.44

Net increase in net assets resulting from operations	0.34	9.88	8.65

Distributions from net investment income	—	(0.23)	—
Distribution from capital gains	(0.32)	(0.25)	—

Total distributions	(0.32)	(0.48)	—

Net asset value per share, end of period	$43.07	$43.05	$33.65

Total Return†	0.79%	29.37%	34.60%††

Ratios and Supplemental Data
Net assets, end of period (thousands)	$1,324	$493	$67
Ratio of net expenses to average net assets	3.43%‡*	3.95%‡	5.44%*
Ratio of gross expenses to average net assets	3.13%^‡*	3.69%^‡	11.67%^*
Ratio of net investment loss to average net assets	(1.67)%*	(2.18)%	(5.27)%*
Portfolio turnover rate**	2.5%	25.3%	6.0%
Asset coverage ratio	N/A	N/A	4.29

(1)	The Class commenced operations on October 1, 2020.
(2)	Per share data calculated using average shares outstanding during the period.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares or the sales load for the applicable share classes.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡

Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2022 and the fiscal year ended March 31, 2022, this amount was a tax expense of 0.02% (annualized) and 1.15% of average net assets, respectively.

^	Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.
*	Annualized.
**	Represents lesser of purchases or sales/distributions from investments for the period divided by the average of the monthly fair value of investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets

Notes to Consolidated Financial Statements

September 30, 2022 (unaudited)

1. Organization

StepStone Private Markets (“Fund”) (formerly known as Conversus StepStone Private Markets) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on September 6, 2019 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund is offered to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933. The Fund commenced operations on October 1, 2020. Effective November 10, 2022, the Fund was renamed StepStone Private Markets.

The Fund offers Class I shares, Class D shares, Class S shares and Class T shares (together, “Shares”) to accredited investors (“Shareholders”) under the Securities Act of 1933, as amended. The Shares are continuously offered with subscriptions accepted on a monthly basis at the then-current-month net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written tender offers by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC (formerly known as StepStone Conversus LLC) serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by investing in private market assets (“Private Assets”). To achieve its investment objective, the Fund will allocate its assets across private equity, private debt and real assets by making primary and secondary investments in private funds (“Investment Funds”) as well as making direct investments in the equity and/or debt of operating companies, projects or properties (“Co-Investments”).

Master-Feeder Structure

The Fund and Conversus StepStone Private Markets Feeder Ltd. (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Fund. At September 30, 2022, the Feeder Fund invests in Class I shares and owned 19.6% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Basis of Consolidation

The consolidated financial statements include the accounts of subsidiaries wholly-owned by the Fund: SPRIM LLC (Series A and Series B) (formerly known as CPRIM LLC (Series A and Series B)), a Delaware limited liability company, as well as SPRIM Cayman LLC (formerly CPRIM Cayman LLC), SPRIM Cayman II LLC (formerly CPRIM Cayman II LLC) and SPRIM Cayman III LLC (formerly CPRIM Cayman III LLC) (together, “SPRIM Cayman”), which are limited liability companies registered in the Cayman Islands. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Board has chosen to designate the Fund’s Adviser to perform fair value determination relating to any or all Fund investments and has adopted valuation policies and procedures (“Valuation Procedures”). The Adviser has appointed a pricing committee (“Pricing Committee”) to manage the valuation process of the Fund. The Pricing Committee is responsible for determining, in good faith, the fair value of all investments held by the Fund and utilizes the resources and personnel of the Adviser, the Sub-Adviser and the Fund’s administrator in carrying out its responsibilities. The Board receives reports from the Adviser on at least a quarterly basis summarizing material fair value matters that occurred during the quarter, including any changes in valuation risks, deviations from established Valuation Procedures and pricing service changes.

Investments held by the Fund in Private Assets include investments in Investment Funds and Co-Investments. These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Procedures. The Valuation Procedures require

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

2. Summary of Significant Accounting Policies (continued)

evaluation of all relevant factors reasonably available to the Adviser at the time the Fund’s investments are valued. The fair value of the Fund’s investments in Private Assets are estimates.

Ordinarily, the fair value of an Investment Fund is based on the net asset value of the Investment Fund reported by its investment manager. If the Pricing Committee determines that the most recent net asset value reported by the investment manager of the Investment Fund does not represent fair value or if the investment manager of the Investment Fund does not report a net asset value to the Fund, a fair value determination is made by the Pricing Committee in accordance with the Valuation Procedures. In making that determination, the Pricing Committee will consider whether it is appropriate, in light of all relevant circumstances, to value such Investment Fund at the net asset value last reported by its investment manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Investment Funds.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Procedures, the Pricing Committee uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Pricing Committee makes assumptions that are based on market conditions existing at the Determination Date. Key inputs and assumptions include, but are not limited to, reported net asset values, capital calls, distributions and revenue and EBITDA multiples. Other techniques, such as option pricing models and estimated discounted value of future cash flows, may be used to determine fair value.

In certain circumstances, the Pricing Committee may determine that cost best approximates the fair value of a particular Private Asset. For investments held by the Fund that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Asset held by the Fund and the value attributed to the same Private Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and foreign

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

2. Summary of Significant Accounting Policies (continued)

currency transactions and the net change in unrealized appreciation (depreciation) on investments and foreign currency translation in the Consolidated Statement of Operations. As of September 30, 2022, the Fund held investments in fifteen Investment Funds and five Co-Investments denominated in foreign currencies.

Realized Gain (Loss) on Investments, Interest Income and Dividend Income

Distributions received from Investment Funds and Co-Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains, dividend income and interest income, is based on information received from the investment manager of the Investment Fund or Co-Investment.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of the Private Assets in which the Fund invests (“Acquired Fund Fees”), management fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement through September 30, 2022 (the “Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and allocated to Shares by ownership percentage. Closing costs associated with the purchase of Investment Funds and Co-Investments are included in the cost of the investment.

Offering Costs

Offering costs are treated as deferred charges and amortized over the subsequent 12-month period using the straight-line method. During the six months ended September 30, 2022, $0.1 million of offering costs were amortized into expense and are included in the Consolidated Statement of Operations. These costs are subject to the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2022, the tax years from the year 2021 forward remain subject to examination by the major tax jurisdictions under the statute of limitations (generally, the three prior taxable years).

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

SPRIM LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent SPRIM LLC has a deferred tax asset, consideration is given to whether or not a valuation allowance is required.

SPRIM LLC recorded a deferred provision for income tax expense of $0.1 million for the six months ended September 30, 2022. The deferred income tax is computed by applying the federal statutory income tax rate of 21.0% and estimated applicable state tax statutory rate of 2.5% to net investment income and realized and unrealized gains (losses) on investments before taxes. As of September 30, 2022, SPRIM LLC has a deferred tax liability of $3.2 million and deferred tax asset of $0.2 million. No valuation allowance is required on the $0.2 million deferred tax asset at September 30, 2022.

The SPRIM Cayman subsidiaries will continue to be treated as separate entities from their sole owner, the Fund, and thus are disregarded for U.S. federal income tax purposes.

Cash and Cash Equivalents and Cash Denominated in Foreign Currency

Cash and cash equivalents and cash denominated in a foreign currency include monies on deposit with U.S. Bank National Association (“U.S. Bank”), the Fund’s custodian, and investments in money market mutual funds. The money market mutual funds invest primarily in government securities and other short-term, highly liquid instruments with low risk of loss, and are recorded at NAV per share which approximates fair value. Deposits, at times, may exceed the insurance limit guaranteed by the

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash equivalents and cash denominated in foreign currency held by U.S. Bank on the Fund’s behalf.

Cash Held in Escrow

Cash held in escrow represents restricted monies received in advance of the effective date of a Shareholder’s subscription. The monies are on deposit with Atlantic Shareholder Services, LLC (the Fund’s transfer agent, as described in Note 5) and are released from escrow upon the determination of NAV as of the effective date of the subscription. The liability for subscriptions received in advance is included in the Consolidated Statement of Assets and Liabilities.

Costs Relating to Purchases of Investment Funds

Deferred costs relating to purchases of Investment Funds are amortized monthly over the term of the deferral until the due date of the deferred payment. At the due date, the value of the payment equals the notional amount due to the respective counterparty.

Recently Adopted Regulatory Matters

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is a limited user of derivatives as specified in the rule. The Fund implemented Rule 18f-4 on August 19, 2022.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund implemented Rule 2a-5 on August 31, 2022.

3. Fair Value Measurements

In accordance with U.S. GAAP, ASC Topic 820, Fair Value Measurements, the fair value of the Fund’s investments is disclosed in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

3. Fair Value Measurements (continued)

assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels:

-

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date. The types of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over the counter and registered money market funds;

-

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active. The types of investments included in Level 2 can include corporate notes, convertible notes, warrants and restricted equity securities; and

-

Level 3 – Inputs that are unobservable. The inputs into determination of fair value require significant management judgement and/or estimation. The types of investments generally included in Level 3 are equity and debt investments that are privately owned. The types of investments included in Level 3 can include Investment Funds and Co-Investments.

An investment’s categorization within the valuation hierarchy described above is based upon the lowest level of input that is significant to the fair value measurement. Investments valued using the practical expedient at NAV or adjusted NAV as reported by the investment managers are excluded from the hierarchy.

The following table summarizes the Fund’s investments classified in the fair value hierarchy as of September 30, 2022:

	Level 1	Level 2	Level 3	Investments Valued at Adjusted NAV	Total

Investment Funds	$-	$-	$27,979,338	$471,778,586	$499,757,924
Co-Investments	-	-	40,549,832	71,196,663	111,746,495
Cash Equivalents	186,718,196	-	-	-	186,718,196

Total Investments	$186,718,196	$-	$68,529,170	$542,975,249	$798,222,615

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

3. Fair Value Measurements (continued)

The following table shows a reconciliation of the investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment Funds	Co-Investments	Total Investments

Balance as of March 31, 2022	$161,689,638	$52,485,761	$214,175,399
Transfers into Level 3	-	-	-
Purchases	22,831,109	18,608,503	41,439,612
Distributions	-	-	-
Net Realized Gain (Loss)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	545,640	(746,009)	(200,369)
Transfers out of Level 3	(157,087,049)	(29,798,423)	(186,885,472)

Balance as of September 30, 2022	$27,979,338	$40,549,832	$68,529,170

Net Change in Unrealized Appreciation (Depreciation) on investments held as of September 30, 2022	545,640	(746,009)	(200,369)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Investment Funds reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table summarizes quantitative information related to significant unobservable inputs (Level 3) used in determining fair value for investments held as of September 30, 2022:

Security Type	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Input	Single Input or Range of Inputs	Impact to Valuation from an Increase in Input (1)

Investment Funds	$ 22,831,109	Recent transactions	Recent transaction	N/A	N/A

Investment Fund	5,148,229	Adjusted net asset value	Reported net asset/ fair value adjustments	N/A	N/A

Co-Investment	4,733,780	Market comparable companies	Enterprise value to revenue multiple	6.1x	Increase

Co-Investments	6,371,369	Market comparable companies	Enterprise value to EBITDA multiple	8.3x-20.8x (15.6x)	Increase

Co-Investments	29,444,683	Recent transactions	Recent transaction	N/A	N/A

(1) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase/decrease to the corresponding unobservable input.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

4. Investment Adviser and Transactions with Affiliates

For its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”), which is paid monthly in arrears, at an annual rate of 1.4%, based on the Fund’s month-end net assets. The Adviser pays the Sub-Adviser 50% of the Management Fee monthly in arrears. For the six months ended September 30, 2022, the Adviser earned $4.4 million in Management Fees of which $0.9 million was payable to the Adviser as of September 30, 2022.

The Fund has entered into the Expense Limitation and Reimbursement Agreement with the Adviser through September 30, 2022 (“Limitation Period”). The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund in respect of each class of shares during the Limitation Period to an amount not to exceed 1.0%, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”).

Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) transactional costs, including legal costs and brokerage commissions associated with the acquisition and disposition of private market assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with the credit facility; (vi) distribution and shareholder servicing fees; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence.

To the extent the Fund’s aggregate annual ordinary operating expenses, exclusive of the Specified Expenses, exceed the Expense Cap, the Adviser will waive its management fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the year in which such fees were waived or expenses were borne by the Adviser, provided that the Fund’s total annual operating expenses are below the Expense Cap that was in place at the time of such fee reductions or expense reimbursements.

For the six months ended September 30, 2022, $1.0 million of expenses in excess of the Expense Cap were recouped. As of September 30, 2022, no expenses are subject to recoupment. The Adviser did not pay any expenses on behalf of the Fund during the six months ended September 30, 2022.

As of September 30, 2022, the Fund had a due from feeder balance of $0.2 million for operating expenses paid by the Fund on behalf of the Feeder Fund.

5. Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (“SEI”) serves as the Fund’s administrator. In this role, SEI provides administrative and accounting services to the Fund and charges the Fund fees that are based on the Fund’s assets under management, subject to a minimum annual fee. For the six months ended September 30, 2022, SEI earned $0.4 million in administration fees of which $0.1 million was payable as of September 30, 2022.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

5. Administrator, Custodian and Transfer Agent (continued)

U.S. Bank serves as the Fund’s custodian and charges the Fund fees based on average assets under management and also charges various transaction related fees. For the six months ended September 30, 2022, U.S. Bank earned $31,305 in custody fees of which $13,721 was payable as of September 30, 2022.

Atlantic Shareholder Services, LLC (“Atlantic”) serves as the Fund’s transfer agent. Atlantic receives and processes purchase orders, effects issuance of shares, prepares and transmits payments for distributions, receives and processes tender offers and maintains records of account on behalf of the Shareholders. Atlantic charges the Fund an asset-based fee and various transaction or account level fees. For the six months ended September 30, 2022, Atlantic earned $0.1 million in transfer agent fees of which $7,282 was payable as of September 30, 2022 within other accrued expenses.

6. Revolving Credit Facility

The Fund has a revolving credit agreement, as amended from time to time (“Credit Facility”), with a syndicate of third-party bank lenders, led by Cadence Bank, N.A. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Assets in advance of the receipt of monthly subscriptions. The Credit Facility had an interest rate of the Daily Simple SOFR rate plus 2.8% per annum, with a minimum rate of 3.3%, and an unused fee of 0.5% per annum. On August 5, 2022, the Credit Facility was amended with an interest rate of the Daily Simple SOFR rate plus 3.0% per annum, with a minimum rate of 3.5%, and an unused fee of 0.6% per annum. In conjunction with the Credit Facility, the Fund paid a closing fee of 0.5% which is being amortized in the Consolidated Statement of Operations over the term of the Credit Facility. For the six months ended September 30, 2022, expenses charged to the Fund related to the Credit Facility were $0.4 million. There were no short-term borrowings during the six months ended September 30, 2022. The Fund is required to maintain outstanding borrowings of at least 25% of the maximum principal amount for no less than six months during the period from August 5, 2022 through August 4, 2023.

The following table provides a summary of the key characteristics of the Credit Facility as of September 30, 2022:

Current Balance (in millions)	$0.0
Maximum Principal Amount Available (in millions)	$150.0
Inception Date	November 23, 2021
Maturity Date	February 5, 2025
Unused Fee(1)	0.6% per annum

(1) The Fund is charged a fee on the unused portion of the Credit Facility.

7. Commitments and Contingencies

As of September 30, 2022, the Fund has contractual unfunded commitments to provide additional funding of $172.2 million to certain investments. The aforementioned commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected or at all.

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

7. Commitments and Contingencies (continued)

ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, it is the opinion of the Adviser, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

8. Capital Share Transactions

The Fund offers Class I, Class D, Class S and Class T shares. Of the Fund’s Shares, the minimum initial investment for Class T, Class S and Class D shares from each investor is $50,000 and the minimum initial investment from each investor for Class I shares is $1.0 million. Investors purchasing Class D and Class S shares may be charged a sales load up to a maximum of 3.5%, and investors purchasing Class T shares may be charged a sales load up to a maximum of 1.5%. Investors purchasing Class I shares are not charged a sales load. The Fund accepts initial and additional purchases of shares as of the first business day of each calendar month at the Fund’s then-current NAV per share (determined as of the close of business on the last business day of the immediately preceding month).

The following table summarizes the capital share transactions:

	For the Six Months Ended		For the Year Ended
	September 30, 2022		March 31, 2022
	Shares	Amounts	Shares	Amounts
Class I

Proceeds from shares issued	6,404,817	$278,294,471	7,882,538	$311,689,417
Reinvestment of distributions	71,787	3,115,820	44,753	1,842,496
Repurchase of shares	(85,238)	(3,689,678)	-	-

Net increase (decrease)	6,391,366	$277,720,613	7,927,291	$313,531,913

Class D

Proceeds from shares issued	161,079	$6,981,220	207,024	$8,030,407
Reinvestment of distributions	1,979	85,638	1,935	79,598
Repurchase of shares	(5,848)	(252,537)	-	-

Net increase (decrease)	157,210	$6,814,321	208,959	$8,110,005

Class S
Proceeds from shares issued	412,511	$17,966,000	-	$-
Reinvestment of distributions	363	15,805	19	777
Repurchase of shares	-	-	-	-

Net increase (decrease)	412,874	$17,981,805	19	$777

StepStone Private Markets

Notes to Consolidated Financial Statements (continued)

September 30, 2022 (unaudited)

8. Capital Share Transactions (continued)

	For the Six Months Ended		For the Year Ended
	September 30, 2022		March 31, 2022
	Shares	Amounts	Shares	Amounts

Class T
Proceeds from shares issued	19,156	$830,624	9,421	$386,000
Reinvestment of distributions	138	5,988	31	1,260
Repurchase of shares	-	-	-	-

Net increase (decrease)	19,294	$836,612	9,452	$387,260

The Board may, from time to time and in its sole discretion, commence a tender offer to repurchase Shares. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly tender offers to repurchase up to 5.0% of the Fund’s outstanding Shares. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.0% of the NAV of the Shares repurchased by the Fund. The Adviser may not recommend, or the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. There can be no assurance that the Board will accept the Adviser’s recommendation.

9. Investment Transactions

Purchases of Investment Funds and Co-Investments for the six months ended September 30, 2022 totaled $237.7 million and $58.8 million, respectively. Total proceeds received from investments that represented return of capital distributions were $5.5 million for the six months ended September 30, 2022.

10. Tax Information

The Fund had temporary differences primarily due to timing relating to amortization of organizational and offering costs and differences between book and tax treatment of partnership and PFIC investments.

As of September 30, 2022, the Fund had a permanent book to tax difference of $594,965 resulting from distributions in excess of total tax basis net investment income and net realized capital gains. This permanent book to tax difference has been reclassified to Paid-in capital and has no effect on the net assets or net asset value per share of the Fund.

The tax character of Subchapter M distributions for the tax years ended 2022 and 2021 were as follows:

	Ordinary Income	Long-Term Capital Gains
2022	$ 5,068,135	$ 3,198,158
2021	—	—

StepStone Private Markets

Notes to Consolidated Financial Statements (concluded)

September 30, 2022 (unaudited)

10. Tax Information (continued)

For the tax year ended September 30, 2022, the Fund’s tax year end components of distributable earnings on a tax basis are as follows:

Net tax appreciation (depreciation)	$71,099,450
Other differences	(972,491)

Total distributable earnings	$70,126,959

As of September 30, 2022, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$74,545,829
Gross unrealized depreciation	(3,446,379)

Net unrealized appreciation	$71,099,450

Tax cost of investments	$727,123,165

In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. Management has concluded there were no uncertain tax positions as of September 30, 2022 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2022, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2022.

11. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

12. Subsequent Events

Effective October 3, 2022 and November 1, 2022, there were additional subscriptions into the Fund in amounts of $62.9 million and $40.5 million, respectively, including $7.2 million and $8.2 million, respectively, subscribed by the Feeder Fund.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued and has determined there have not been any additional events that have occurred that would require adjustments or disclosures in the consolidated financial statements or the accompanying notes.

CON-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

(a) The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Markets

By (Signature and Title)	/s/ Robert W. Long
Robert W. Long
President and Principal Executive Officer

Date: December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Long
Robert W. Long
President and Principal Executive Officer

Date: December 2, 2022

By (Signature and Title)	/s/ Timothy A. Smith
Timothy A. Smith
Treasurer and Principal Financial Officer

Date: December 2, 2022